Goodwill and Other Intangible Assets - Additional Information (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill	$ 9,277	$ 9,277
Gross carrying value of intangible assets	3,300	3,300
Accumulated amortization of intangible assets	500	500
Amortization of other intangible assets	$ 300	$ 500
Weighted-average remaining useful life of intangible assets		2 years 7 months 6 days